S000006722 [Member] Investment Objectives and Goals - Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: MONEY MARKET FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Money Market Fund (the “Fund”) seeks current income, while preserving capital and liquidity.